Finance income and finance expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Finance income and finance expenses
Schedule of Finance income and finance expenses

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Interest income under the effective interest method on:
— Debt securities – at amortised cost	982	—
— Debt securities – at FVOCI	34	—
— Loans receivable	993	335
Total interest income arising from financial assets	2,009	335
Dividend income:
— Equity securities at FVTPL	469	—
Financial assets at FVTPL – net change in fair value:
— Mandatorily measured at FVTPL – held for trading	564	—
Net foreign exchange gain	—	—
Finance income ‑ other	1,033	—
Interest expense	(22)	(77)
Bank charges	(171)	(322)
Unwinding of discount on the put option liability	(204)	(101)
Net foreign exchange loss	(1,595)	(779)
Finance expenses – other	(1,992)	(1,279)
Net finance income/(expense)	1,050	(944)

	2022	2021	2020
Interest income	1,639	—	7
Net foreign exchange gain	—	—	1,991
Other income	229	79	—
Finance income	1,868	79	1,998

	2022	2021	2020
Bank charges	(585)	(320)	(175)
Unwinding of discount on the put option liability	(366)	—	—
Transaction cost	(104)	—	—
Interest expense	(116)	(91)	(45)
Net foreign exchange loss	(1,020)	(2,809)	—
Finance expenses	(2,191)	(3,220)	(220)